Property, Plant and Equipment - Acquired assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment
Property, plant and equipment	€ 81,488	€ 63,991
Rights to land and buildings including leasehold improvements
Property, Plant and Equipment
Property, plant and equipment	18,176	16,163
Vehicles
Property, Plant and Equipment
Property, plant and equipment	52	65
Technical equipment and machinery
Property, Plant and Equipment
Property, plant and equipment	36,224	25,903
Office and other equipment
Property, Plant and Equipment
Property, plant and equipment	4,592	3,304
Assets under construction
Property, Plant and Equipment
Property, plant and equipment	€ 22,444	€ 18,556